Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2025
Revenue Recognition [Abstract]
Schedule of Revenue from Contracts with Customers

The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:

	For the Six Months Ended June 30,
	2025	2024

Insurance brokerage commissions	$-	$478,143
Securities brokerage commissions	2,019	363,565
Market making commissions and fees	15	57,339
Total revenue from contracts with customers	$2,034	$899,047

Hong Kong	$-	$841,708
Cayman Islands	2,034	57,339
	$2,034	$899,047

Schedule of Trading Gains (Losses) Breakdown	The following table represents trading (losses) gain breakdown:
	For the Six Months Ended June 30,
	2025	2024
CFD trading (losses) gains	$(11)	$299,561
TRS trading (losses) gains	(3,641,503)	430,823
OTC stock option trading gains	4,950	4,389,223
Other trading gains	100	6,382
	$(3,636,464)	$5,125,989

Schedule of Trading Activities on the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss

The following table represents the effect of trading activities on the unaudited condensed consolidated statements of operations and comprehensive loss:

	For the Six Months Ended June 30,
	2025	2024
Foreign Currency	$-	$594
Stock Indices	(11)	641,562
Commodities	-	(342,595)
Equity	(3,636,453)	4,826,428
	$(3,636,464)	$5,125,989